OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Tax Advantaged Balanced Trust

               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited)



Principal   S&P/Moody's
Amount      Ratings                                                                                Value
                        TAX EXEMPT OBLIGATIONS  - 75.4%  of Net Assets
                        Alabama - 2.9%
 $ 6,990,000AAA/Aaa     Birmingham Waterworks & Sewer Revenue, 5.0%, 1/1/43                        $       7,144,199
    5,000,00NR/A2       Huntsville Health Care Authority Revenue, 5.75%, 6/1/32                             5,325,900
                                                                                                   $     12,470,099
                        Arizona - 2.9%
  10,285,000BB-/Ca      Gila County Industrial Development Authority, 5.55%, 1/1/27                $       9,285,401
    1,000,00NR/Baa3     Pima County Industrial Development Authority, 6.375%, 7/1/31                        1,016,040
    1,000,00NR/Baa3     Pima County Industrial Development Authority, 6.75%, 7/1/31                         1,032,330
    1,000,00NR/NR       Pima County Industrial Development Authority, 7.5%, 7/1/34                          1,017,220
                                                                                                   $     12,350,991
                        California - 1.2%
    1,000,00BBB+/Baa1   California Health Facilities Authority Revenue, 5.25%, 7/1/23              $       1,030,830
    4,000,00BBB/Baa3    Golden State Tobacco Securitization Corp., 6.75%, 6/1/39                            4,187,360
                                                                                                   $       5,218,190
                        Connecticut - 1.6%
    4,190,00BBB/Baa1    Connecticut State Development Authority Pollution Control Revenue, 5.85%,  $       4,450,325
    1,000,00AAA/Aaa     Connecticut State Health & Educational Facilities Authority Revenue, 5.0%,          1,063,620
    1,500,00BB+/NR      Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33                               1,470,000
                                                                                                   $       6,983,945
                        District of Columbia - 1.0%
    4,000,00BBB/Baa3    District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40    $       4,144,720

                        Florida - 5.6%
    5,000,00AAA/Aa1     Florida State Board of Education, 5.0%, 6/1/16                             $       5,526,000
    5,000,00A/A2        Highlands County Health Facilities Authority Revenue, 6.0%, 11/15/25                5,454,250
  10,980,000AA-/Aa3     Jefferson Water & Sewer System Revenue, 5.0%, 10/1/41                             11,075,526
    2,025,00BB/NR       Miami Beach Health Facilities Authority, 5.375%, 11/15/28                           1,847,914
       500,0BB/Ba2      Miami Beach Health Facilities Authority, 6.7%, 11/15/19                                530,545
                                                                                                   $     24,434,235
                        Georgia - 1.4%
    1,000,00AAA/Aaa     Georgia State General Obligation, 2.0%, 12/1/23                            $          702,790
    2,500,00BBB/NR      Milledgeville-Baldwin County Development Authority Revenue, 5.5%, 9/1/24            2,636,500
    2,500,00BBB/NR      Milledgeville-Baldwin County Development Authority Revenue, 5.625%, 9/1/30          2,615,325
                                                                                                   $       5,954,615
                        Illinois - 5.0%
    3,000,00AAA/Aaa     Chicago Illinois General Obiligation, 5.0%, 1/1/28                         $       3,117,120
    4,580,00A-/Baa1     Illinois Development Finance Authority Revenue, 5.25%, 10/1/24                      4,779,688
    5,000,00AA+/Aa1     Illinois Educational Facilities Authority Revenue, 5.0%, 12/1/38                    5,153,400
    2,000,00AA+/Aa2     Illinois Finance Authority Revenue, 5.5%, 8/15/43                                   2,130,020
    5,095,00NR/A1       Illinois Health Facilities Authority Revenue, 5.75%, 7/1/15                         5,462,349
    1,130,00CCC/Caa1    Illinois Health Facilities Authority Revenue, 6.375%, 1/1/15                        1,013,610
                                                                                                   $     21,656,187
                        Indiana - 2.2%
    4,135,00BB+/Ba3     Indiana State Development Finance Authority Revenue, 5.75%, 10/1/11        $       4,278,278
    5,100,00AAA/Aaa     Indiana Transportation Finance Authority Highway Revenue, 5.0%, 6/1/28              5,298,900
                                                                                                   $       9,577,178
                        Kansas - 1.4%
    5,000,00AAA/Aaa     Wyandotte County Unified Government Utility System Revenue, 5.65%, 9/1/19  $       5,863,650

                        Louisiana - 1.7%
    7,335,00BBB/Baa3    Tobacco Settlement Financing Corp., 5.875%, 5/15/39                        $       7,212,065

                        Maryland - 0.7%
    3,000,00A/A3        Maryland State Health & Higher Educational Facilities Authority Revenue, 5 $       3,082,980

                        Massachusetts - 4.8%
    2,685,00NR/Aaa      Lowell Massachusetts General Obiligation, 5.0%, 12/15/15                   $       2,983,384
    2,000,00AA+/Aa1     Massachusetts Health & Educational Facilities Authority Revenue, 5.0%, 7/1          2,073,020
    1,250,00AAA/Aaa     Massachusetts Health & Educational Facilities Authority Revenue, 5.25%, 7/          1,400,800
    1,550,00BBB-/Baa3   Massachusetts Health & Educational Facilities Authority Revenue, 5.25%, 7/          1,554,588
    1,600,00BBB/NR      Massachusetts Health & Educational Facilities Authority Revenue, 5.45%, 11          1,643,840
    2,120,00BBB/Baa3    Massachusetts Health & Educational Facilities Authority Revenue, 5.625%, 7          2,167,403
       900,0BBB/Baa3    Massachusetts Health & Educational Facilities Authority Revenue, 6.25%, 7/             960,714
    2,750,00BBB/Baa2    Massachusetts Health & Educational Facilities Authority Revenue, 6.625%, 7          2,938,513
       500,0BBB-/NR     Massachusetts State Development Finance Agency, 5.5%, 1/1/35                           493,820
    1,100,00BBB/Baa2    Massachusetts State Development Finance Agency, 5.625%, 10/1/24                     1,153,526
    1,000,00BBB/Baa2    Massachusetts State Development Finance Agency, 5.7%, 10/1/34                       1,042,240
    2,000,00AAA/Aaa     University of Massachusetts Building Authority Project Revenue, 5.25%, 11/          2,148,960
                                                                                                   $     20,560,808
                        Michigan - 1.8%
    5,000,00BB/NR       Macomb County Hospital Finance Authority Revenue, 5.875%, 11/15/34         $       4,754,100
    2,000,00A/A2        Michigan State Hospital Finance Authority Revenue, 5.5%, 11/1/15                    2,184,680
    1,025,00BB/Ba2      Pontiac Hospital Finance Authority Revenue, 6.0%, 8/1/07                            1,013,612
                                                                                                   $       7,952,392

                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)


Principal   S&P/Moody's
Amount      Ratings                                                                                Value

                        Minnesota - 0.8%
 $ 2,000,000A-/NR       Duluth Economic Development Authority Health Care Facilities Revenue, 5.25 $       2,055,800
    1,500,00A-/NR       Duluth Economic Development Authority Health Care Facilities Revenue, 5.25          1,538,775
                                                                                                   $       3,594,575
                        Missouri - 0.4%
    1,720,00AA/Aa3      Missouri State Health & Educational Authority Health Facilities Revenue, 5 $       1,806,860

                        Montana - 0.3%
    1,350,00NR/A3       Montana Finance Authority Hospital Facilities Revenue, 5.0%, 6/1/24        $       1,359,450

                        Nevada - 2.2%
    3,000,00B-/NR       Clark County Industrial Development Revenue, 5.5%, 10/1/30                 $       2,901,900
    1,500,00BBB+/Baa1   Henderson Nevada Health Care Facilities Revenue, 5.625%, 7/1/24                     1,582,350
    5,000,00BB/Ba2      Washoe County Water Facility Revenue, 5.0%, 3/1/36                                  5,087,850
                                                                                                   $       9,572,100
                        New Hampshire - 1.6%
    1,325,00AA/Aa2      Concord New Hampshire General Obligation, 5.0%, 7/15/13                    $       1,455,804
    1,205,00AA/Aa2      Concord New Hampshire General Obligation, 5.0%, 7/15/14                             1,325,946
    1,020,00AA/Aa2      Concord New Hampshire General Obligation, 5.0%, 7/15/15                             1,123,132
    2,000,00NR/NR       New Hampshire Business Finance Authority Revenue, 6.05%, 9/1/29                     1,875,540
    1,000,00A+/A2       New Hampshire Health & Education Facilities Authority Revenue, 5.75%, 10/1          1,065,660
                                                                                                   $       6,846,082
                        New Jersey - 3.4%
    1,250,00BBB/Baa3    Camden County Improvement Authority Revenue, 5.75%, 2/15/34                $       1,307,412
    1,500,00BB/Ba2      New Jersey Health Care Facilities Financing Authority Revenue, 5.125%, 7/1          1,362,510
    5,000,00BBB/Baa1    New Jersey Health Care Facilities Financing Authority Revenue, 5.375%, 7/1          5,158,950
    3,500,00NR/NR       New Jersey Health Care Facilities Financing Authority Revenue, 7.25%, 7/1/          3,675,700
    3,000,00BBB/Baa3    Tobacco Settlement Financing Corp., 6.25%, 6/1/43                                   3,007,290
                                                                                                   $     14,511,862
                        New Mexico - 0.6%
    1,000,00AA/NR       DoNa Ana County PILT Revenue, 5.25%, 12/1/25                               $       1,067,600
    1,500,00NR/A3       Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23                                1,509,390
                                                                                                   $       2,576,990
                        New York - 4.9%
    2,000,00NR/NR       Dutchess County Industrial Development Agency Revenue, 7.5%, 3/1/29        $       2,036,700
    1,000,00NR/Aa2      New York City Industrial Development Agency, 5.0%, 7/1/27                           1,044,720
    1,000,00NR/Aa2      New York City Industrial Development Agency, 5.25%, 7/1/24                          1,084,410
    8,820,(aAA+/Aa2     New York City Transitional Finance Authority Revenue, 0.0%, 11/1/29                 6,846,878
    5,000,00AA-/A1      Port Authority of New York & New Jersey Revenue, 5.0%, 9/1/38                       5,171,900
    4,900,00AAA/Aaa     Triborough Bridge & Tunnel Authority, 5.25%, 11/15/30                               5,235,013
                                                                                                   $     21,419,621
                        North Carolina - 1.4%
    3,000,00AA+/Aa1     North Carolina Capital Facilities Finance Agency Revenue, 5.125%, 7/1/42   $       3,099,060
    1,000,00AA/Aa3      North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/          1,029,510
    1,000,00AA/Aa3      North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/          1,021,940
    1,000,00NR/NR       North Carolina Medical Care Commission Health Care Facilities Revenue, 5.0          1,016,200
                                                                                                   $       6,166,710
                        Ohio - 1.3%
    2,000,00B-/Caa2     Cleveland Airport Special Revenue, 5.7%, 12/1/19                           $       1,580,240
    3,000,00AAA/Aaa     Columbus City School District, 5.0%, 12/1/32                                        3,129,270
    1,000,00AAA/Aaa     Hamilton County Hospital Facilities Revenue, 5.125%, 5/15/28                        1,055,140
                                                                                                   $       5,764,650
                        Oregon - 0.7%
    2,935,00NR/Aaa      Oregon State Housing & Community Services Department Multi-Family Revenue, $       3,029,566

                        Pennsylvania - 2.4%
    5,000,00AAA/Aaa     Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, 5.0%, 12 $       5,208,400
    3,000,00A-/NR       Sayre Health Care Facilities Authority Revenue, 5.875%, 12/1/31                     3,180,870
    2,165,00AA+/Aa1     Swarthmore Borough Authority College Revenue, 5.0%, 9/15/31                         2,224,516
                                                                                                   $     10,613,786
                        Puerto Rico - 3.9%
    8,000,00A/Baa1      Puerto Rico Commonwealth Highway & Transportation Authority Revenue, 5.125 $       8,276,800
    5,000,00A-/Baa1     Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33                       5,302,700
    3,000,00BBB+/Baa2   Puerto Rico Public Finance Corp., 5.75%, 8/1/27                                     3,333,870
                                                                                                   $     16,913,370
                        Rhode Island - 1.1%
    1,545,00BBB/Baa3    Tobacco Settlement Financing Corp., 6.125%, 6/1/32                         $       1,538,928
    3,100,00BBB/Baa3    Tobacco Settlement Financing Corp., 6.25%, 6/1/42                                   3,101,426
                                                                                                   $       4,640,354
                        South Carolina - 4.1%
    6,000,00A-/A3       Berkeley County School District Installment Lease, 5.0%, 12/1/28           $       6,088,860
    5,000,00AAA/Aaa     Florence County Hospital Revenue, 5.25%, 11/1/34                                    5,327,550
    3,500,00A/A2        Lexington County Health Services District, Inc., Hospital Revenue, 5.5%, 1          3,659,775
    2,500,00A-/A3       South Carolina Jobs Economic Development Authority Revenue, 5.5%, 11/15/23          2,595,350
                                                                                                   $     17,671,535
                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)


Principal   S&P/Moody's
Amount      Ratings                                                                                Value
                        Tennessee  - 0.6%
 $ 2,500,000NR/Baa3     Knox County Health Educational & Housing Facilities Board Hospital Revenue $       2,564,725

                        Texas  - 3.5%
    4,263,00NR/Aaa      Houston Housing Financing Corp., 6.25%, 9/20/31                            $       4,722,168
    2,750,00AAA/Aaa     Lower Colorado River Authority, 5.0%, 5/15/31                                       2,826,890
    1,711,00NR/Aaa      Panhandle Regional Housing Finance Corp., 6.6%, 7/20/31                             1,872,587
    3,000,00BBB/Baa2    Richardson Hospital Authority, 6.0%, 12/1/34                                        3,133,590
    1,000,00BBB-/NR     Seguin Higher Education Facilities Corp. Revenue, 5.0%, 9/1/23                         982,230
    1,500,00NR/Baa3     Texas State Student Housing Revenue, 6.5%, 9/1/34                                   1,579,710
                                                                                                   $     15,117,175
                        Vermont  - 0.3%
    1,295,00AA/Aa3      Vermont Educational & Health Buildings Financing Agency Revenue, 5.0%, 7/1 $       1,345,868

                        Virginia  - 2.6%
    5,000,00AA+/Aa1     Commonwealth of Virginia Transportation Revenue, 5.0%, 5/15/12             $       5,489,300
    1,500,00NR/A3       Prince William County Industrial Development Hospital Revenue, 5.2%, 10/1/          1,566,150
    3,925,00NR/A3       Prince William County Industrial Development Hospital Revenue, 5.35%, 10/1          4,119,052
                                                                                                   $     11,174,502
                        Washington - 4.3%
    8,000,00AAA/Aaa     King County Washington Sewer Revenue, 5.0%, 1/1/35                         $       8,247,120
    3,000,00AAA/Aaa     Spokane County General Obligation, 5.0%, 12/1/33                                    3,091,860
    7,000,00BBB/Baa3    Tobacco Settlement Authority Revenue, 6.625%, 6/1/32                                7,216,510
                                                                                                   $     18,555,490
                        Wisconsin  - 0.8%
    3,500,00BBB+/NR     Wisconsin State Health & Educational Facilities Authority Revenue, 5.6%, 2 $       3,564,295

                        TOTAL TAX-EXEMPT OBLIGATIONS
                        (Cost $311,866,531) (b)                                                    $   326,271,621

Shares
                        COMMON STOCKS  - 36.8%  of Net Assets
                        Energy - 1.5%
                        Oil & Gas - 1.5%
         50,000         ChevronTexaco Corp.                                                        $       3,104,000
         45,000         Kerr-McGee Corp.                                                                    3,494,700
                        Total Energy                                                               $       6,598,700

                        Materials - 3.3%
                        Chemicals - 2.9%
         83,000         Eastman Chemical Co.                                                       $       4,792,420
         96,022         Lyondell Chemical Co.                                                               3,250,345
         61,128         PPG Industries, Inc.                                                                4,398,160
                                                                                                   $     12,440,925
                        Construction Materials - 0.0%
           3,950        Monarch Cement Co.                                                         $            88,283

                        Metals & Mining - 0.4%
         39,800         Freeport-McMoRan Copper & Gold, Inc.                                       $       1,664,436
              200       Worthington Industries, Inc.                                                               4,190
                                                                                                   $       1,668,626
                        Total Materials                                                            $     14,197,834

                        Industrials - 0.9%
                        Commercial Services & Supplies - 0.9%
         39,600         R.R. Donnelley & Sons Co.                                                  $       1,315,116
       200,227          ServiceMaster Co.                                                                   2,661,017
                        Total Industrials                                                          $       3,976,133

                        Capital Goods - 2.0%
                        Automobiles - 0.7%
         80,000         General Motors Corp.                                                       $       2,853,600

                        Household Durables - 1.3%
         50,000         Bassett Furniture Industries, Inc.                                         $          952,500
         48,386         Kimball International, Inc.                                                            691,436
         33,700         Knape & Vogt Manufacturing Co.                                                         432,438
       166,444          Tupperware Corp.                                                                    3,410,438
                                                                                                   $       5,486,812
                        Total Capital Goods                                                        $       8,340,412

                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)

Shares                                                                                             Value

                        Food, Beverage & Tobacco - 4.4%
                        Food & Staples Retailing - 0.5%
       140,947          Lance, Inc.                                                                $       2,245,286

                        Food Retail - 0.5%
         78,100         ConAgra Foods, Inc.                                                        $       2,133,692

                        Tobacco - 3.4%
         76,000         Altria Group, Inc.                                                         $       4,989,400
       115,000          Loews Corp. - Carolina Group                                                        3,765,100
         33,000         Reynolds American, Inc.                                                             2,704,350
         56,000         UST, Inc.                                                                           3,060,400
                                                                                                   $     14,519,250
                        Total Food, Beverage & Tobacco                                             $     18,898,228

                        Health Care - 3.2%
                        Pharmaceuticals - 3.2%
       281,215          Bristol-Myers Squibb Co.                                                   $       7,038,811
       216,536          Merck & Co., Inc.                                                                   6,864,191
                        Total Health Care                                                          $     13,903,002

                        Financials - 4.4%
                        Commercial Banks - 3.9%
         78,200         FirstMerit Corp.                                                           $       2,035,546
       163,100          KeyCorp                                                                             5,382,300
         90,000         National City Corp.                                                                 3,219,300
         67,800         Regions Financial Corp.                                                             2,187,228
       222,700          TrustCo Bank Corp., NY                                                              2,674,627
         28,642         Wachovia Corp.                                                                      1,518,312
                                                                                                   $     17,017,313
                        Thrifts & Mortgage Finance - 0.5%
         50,000         Washington Mutual, Inc.                                                    $       2,098,000
                        Total Financials                                                           $     19,115,313

                        Telecommunication Services - 2.6%
                        Diversified Telecommunication Services - 2.6%
       257,900          AT&T Corp.                                                                 $       5,010,997
       260,000          SBC Communications, Inc.                                                            6,253,000
                        Total Diversified Telecommunication Services                               $     11,263,997

                        Wireless Telecommunication Services - 0.0%
          (c)           Nextel Communications, Inc.                                                $            27,164
                        Total Wireless Telecommunication Services                                  $            27,164
                        Total Telecommunication Services                                           $     11,291,161

                        Utilities - 14.5%
                        Electric Utilities - 10.0%
       137,135          Ameren Corp.                                                               $       7,058,338
       200,000          Consolidated Edison, Inc.                                                           8,550,000
       138,400          Empire District Electric Co.                                                        3,147,216
       229,293          Exelon Corp.                                                                      10,400,730
         74,383         Great Plains Energy, Inc.                                                           2,305,129
         67,056         NSTAR                                                                               3,721,608
         64,000         PG&E Corp.                                                                          2,251,520
       179,000          Southern Co.                                                                        5,749,480
                                                                                                   $     43,184,021
                        Gas Utilities - 2.6%
       172,185          Atmos Energy Corp.                                                         $       4,747,140
       167,249          KeySpan Corp.                                                                       6,614,698
                                                                                                   $     11,361,838
                        Multi-Utilities - 1.9%
       303,253          Duke Energy Corp.                                                          $       8,184,799
                        Total Utilities                                                            $     62,730,658
                        TOTAL COMMON STOCKS
                        (Cost $147,394,375)                                                        $   159,051,441
                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)

Shares                                                                                             Value
                        NON-CONVERTIBLE PREFERRED STOCKS - 25.3% of Net Assets
                        Energy - 1.2%
                        Oil & Gas - 1.2%
         49,300         Apache Corp., Series B, 5.68%                                              $       5,077,900
                        Total Energy                                                               $       5,077,900

                        Financials - 20.1%
                        Capital Markets - 3.3%
         57,000         Bear Stearns Companies, Inc., Series F, 5.72%                              $       3,021,000
         40,000         Bear Stearns Companies, Inc., Series G, 5.49%                                       2,020,000
       100,000          Lehman Brothers Holdings, Inc., 6.5%                                                2,710,000
         19,000         Lehman Brothers Holdings, Inc., Series C, 5.94%                                        986,100
         30,000         Lehman Brothers Holdings, Inc., Series D, 5.67%                                     1,530,000
         65,000         Merrill Lynch Preferred Capital Trust IV, 7.12%                                     1,734,119
         87,000         Merrill Lynch Preferred Capital Trust V, 7.28%                                      2,346,549
                                                                                                   $     14,347,768
                        Commercial Banks - 3.7%
         94,000         Bank of America Corp., Series VI, 6.75%                                    $       5,217,000
         30,000         Bank One Capital V, 8.0%                                                               778,737
       105,000          Bank One Capital VI, 7.2%                                                           2,744,198
         27,000         Fleet Capital Trust VII, 7.2%                                                          700,116
       200,000          Royal Bank of Scotland Group Plc, Series L, 5.75%                                   4,950,000
         55,000         Wachovia Preferred Funding Corp., Series A, 7.25%                                   1,591,150
                                                                                                   $     15,981,201
                        Consumer Finance - 0.8%
         18,000         MBNA Capital, Series D, 8.125%                                             $          480,908
         50,000         SLM Holding Corp., Series A, 6.97%                                                  2,850,000
                                                                                                   $       3,330,908

                        Diversified Financial Services - 1.7%
         55,000         Citigroup Inc., Series G, 6.213%                                           $       2,882,000
         81,500         Citigroup Inc., Series M, 5.864%                                                    4,303,200
                                                                                                   $       7,185,200
                        Insurance - 2.2%
       110,000          ACE Ltd., Series C, 7.8%                                                   $       2,943,600
         70,000         RenaissanceRe Holdings, Ltd., Series C, 6.08%                                       1,716,400
         70,000         St. Paul Capital Trust I, 7.6%                                                      1,819,452
       109,000          XL Capital, Ltd., Series B, 7.625%                                                  2,923,380
                                                                                                   $       9,402,832
                        Real Estate - 2.2%
         27,000         Equity Office Properties Trust, Series G, 7.75%                            $          718,200
         92,000         Home Properties New York, Inc., Series F, 9.0%                                      2,520,800
         40,000         Prologis Trust, Series G, 6.75%                                                     1,029,600
         60,000         PS Business Parks, Inc., Series H, 7.0%                                             1,509,000
         22,000         PS Business Parks, Inc., Series I, 6.875%                                              547,800
         35,480         Public Storage, Inc., Series T, 7.625%                                                 932,060
         94,000         Regency Centers Corp., Series C, 7.45%                                              2,444,940
                                                                                                   $       9,702,400
                        Thrifts & Mortgage Finance - 6.2%
         12,000         Countrywide Capital IV, 6.75%                                              $          309,641
       201,000          Fannie Mae, Series L, 5.125%                                                        9,175,650
       114,000          Fannie Mae, Series M, 4.75%                                                         4,788,000
       100,000          Fannie Mae, Series N, 5.5%                                                          4,841,000
         57,000         Freddie Mac, 5.81%                                                                  3,075,150
         39,000         Freddie Mac, Series F, 5.0%                                                         1,743,690
         58,000         Freddie Mac, Series K, 5.79%                                                        2,960,900
                                                                                                   $     26,894,031
                        Total Financials                                                           $     86,844,340

                        Utilities - 4.0%
                        Electric Utilities - 3.6%
         98,000         Alabama Power Co., 5.3%                                                    $       2,486,750
       113,000          Alabama Power Co., 5.83%                                                            2,951,560
         80,000         Energy East Capital Trust I, 8.25%                                                  2,090,602
         78,000         Interstate Power and Light Co., Series B, 8.375%                                    2,676,180
         40,000         Mississippi Power Co., 5.25%                                                           988,752
           7,700        PPL Electric Utilities Corp., 4.5%                                                     650,650
         72,000         Southern California Edison Co., 4.32%                                               1,472,400
         94,000         Virginia Power Capital Trust II, 7.375%                                             2,475,146
                                                                                                   $     15,792,040
                        Gas Utilities - 0.4%
         62,000         Southern Union Co., Series C, 7.55%                                        $       1,715,540
                        Total Utilities                                                            $     17,507,580
                        TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                        (Cost $109,212,187)                                                        $   109,429,820

                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)

Shares                                                                                             Value
                        CONVERTIBLE PREFERRED STOCKS - 2.1% of Net Assets
                        Industrials - 0.5%
                        Aerospace & Defense - 0.5%
         15,000         Northrop Grumman Corp., 7.0%                                               $       1,995,000
                        Total Industrials                                                          $       1,995,000

                        Telecommunication Services - 1.4%
                        Diversified Telecommunication Services - 1.4%
         60,000         Alltel Corp., 7.75%                                                        $       3,038,400
       126,000          CenturyTel, Inc., 6.875%                                                            3,173,940
                        Total Telecommunication Services                                           $       6,212,340

                        Utilities - 0.2%
                        Electric Utilities - 0.2%
         31,000         DTE Energy Co.,  8.75%                                                     $          784,300
                        Total Utilities                                                            $          784,300

                        TOTAL CONVERTIBLE PREFERRED STOCKS
                        (Cost $8,778,406)                                                          $       8,991,640

                        TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.9% of Net Assets
    4,057,293           BlackRock Provident Institutional Municipal Fund                           $       4,057,293
                        TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                        (Cost $4,057,293)                                                          $       4,057,293

                        TOTAL INVESTMENTS IN SECURITIES - 140.5%
                        (Cost $581,308,792) (d)                                                    $   607,801,815
                        OTHER ASSETS AND LIABILITIES  0.2%                                         $       1,133,699
                        PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
                        DIVIDENDS PAYABLE - (40.7)%                                                $ (176,250,000)
                        NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                       $   432,685,514

NR          Security not rated by S&P or Moody's.

(a)         Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b)         The concentration of tax-exempt investments by type of obligation/market sector is as follows:
            Insured                                                                                        20.6
            General Obligation                                                                              1.4
            Revenue Bonds:
                                Health Revenue                                                             27.2
                                Development Revenue                                                        10.1
                                Tobacco Revenue                                                             9.2
                                Education Revenue                                                           5.9
                                Transportation Revenue                                                      5.7
                                Other                                                                       4.7
                                School District Revenue                                                     3.5
                                Utilities Revenue                                                           3.4
                                Housing Revenue                                                             2.9
                                Facilities Revenue                                                          1.6
                                Water Revenue                                                               1.5
                                Pollution Revenue                                                           1.4
                                Airport Revenue                                                             0.5
                                Gaming Revenue                                                              0.4
                                                                                                          100.0
                        Pioneer Tax Advantaged Balanced Trust

                        SCHEDULE OF INVESTMENTS 2/28/05 (unaudited) (continued)


(c)         Non-incoming producing.

(d)         At February 28, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $581,291,957 was as follows:

            Aggregate gross unrealized gain for all investments in which there is an excess of val $     32,996,499
            Aggregate gross unrealized loss for all investments in which there is an excess of tax        (6,486,641)
            Net unrealized gain                                                                    $     26,509,858

            For financial reporting purposes net unrealized gain on investments was $26,493,023 and cost of investments aggregated $581,308,792.

            Purchases and sales of securities (excluding temporary cash investments)
            for the period ended February 28, 2005, aggregated $37,287,440. and $36,198,072, respectively.
             The interest rate swaps outstanding as of February 28, 2005 were as follows:
			Termination        Notional          Fixed                             Unrealized
Counterparty            Date              Amount (000)        Rate       Floating Rate         Appreciation
UBS AG             Sept. 1, 2009        $106,000             2.855%        1 month BMA            $1,557,882



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 30, 2005

* Print the name and title of each signing officer under his or her signature.